Income Tax	9 Months Ended
Sep. 30, 2023
Major components of tax expense (income) [abstract]
Income Tax	INCOME TAX
The Company is subject to income tax on an entity basis on profits arising in or derived from jurisdictions in which Legend or its subsidiaries are domiciled and operate.
Cayman Islands
Under the current laws of the Cayman Islands, Legend is not subject to tax on income or capital gains. Legend is subject to withholding tax on intercompany notes, which is insignificant.
British Virgin Islands
Under the current laws of the British Virgin Islands (“BVI”), the subsidiary that operates in BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company’s subsidiaries incorporated in BVI to its shareholders, no withholding tax will be imposed.
Hong Kong
Under the current tax laws of Hong Kong, the subsidiary which operates in Hong Kong is subject to the two-tiered profits tax rates regime. The first HK$2,000,000 (2022: HK$2,000,000) of assessable profits were taxed at 8.25% (2022: 8.25%) and the remaining assessable profits were taxed at 16.5% (2022: 16.5%). Under the Hong Kong tax law, Legend's subsidiary in Hong Kong is exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
United States of America
Under the current tax laws of the United States, Legend's subsidiary which operates in the United States is subject to federal tax at a rate of 21% (2022: 21%) and a blended state tax rate of 5.4% (2022: 9%). Dividends payable by Legend's subsidiary in the United States, to non-US resident enterprises shall be subject to 30% withholding tax, unless the respective non-US resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangement with the United States that provides for a reduced withholding tax rate or an exemption from withholding tax.
Ireland
Under the current laws of Ireland, Legend's subsidiary which operates in Ireland is subject to Corporate Income Tax ("CIT") at a rate of 12.5% (2022: 12.5%) on its taxable trading income. Any non-trading income is subject to CIT at a rate of 25% (2022: 25%). Dividend withholding tax is imposed on distributions made by Irish companies at a rate of 25% in 2022 (2022: 25%) with many exemptions provided.

Greater China
Pursuant to the Corporate Income Tax Law of the People's Republic of China (the "PRC") and the respective regulations (the “CIT Law”), Legend's subsidiaries which operate in the PRC are subject to CIT at a rate of 25% on the taxable income. During the nine months ended September 30, 2023 and 2022, the applicable income tax rate was 25%.
Dividends, interests, rent or royalties payable by Legend's PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% CIT, namely withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with the PRC that provides for a reduced withholding tax rate or an exemption from withholding tax.
Belgium
Under the current laws of Belgium, the subsidiary which operates in Belgium is subject to CIT at a rate of 25% on its taxable trading income. Dividend withholding tax is imposed on distributions made by Belgium companies at a rate of 30% with many exemptions provided.

Taxes on profits assessable elsewhere have been calculated at the rates of tax prevailing in the jurisdictions in which the Company operates.
Total income tax expense for the nine months ended September 30, 2023 and 2022 was $0.1 million and $0.5 million, respectively.